LEASE - Type of leases (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
LEASE
Short-term leases	R$ 3,667	R$ 23,552
Low-value leases	23,827	23,452
Variable lease expenses	R$ 885	R$ 824